PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment, Net
	As of December 31,
	2 0 2 2	2 0 2 1
Cost:
Electronic equipment	64,135	48,861
Office furniture and equipment	6,301	4,602
Leasehold improvements	34,166	24,364
Land and building	5,181	-
	109,783	77,827

Accumulated depreciation:
Electronic equipment	43,414	36,932
Office furniture and equipment	2,833	883
Leasehold improvements	7,650	5,552
Land and building	-	-
	53,897	43,367
Net book value	55,886	34,460